6. INCOME TAXES (Details Narrative) (Annual Report, USD $)	12 Months Ended
Dec. 31, 2012
Annual Report
Net operating loss carry forwards	$ 24,961,000
Probability threshhold used in recognizing tax liabilities	50.00%